Offerings - Offering: 1	May 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,061,083,918.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 146,535.69
Offering Note	(1) Title of each class of securities to which transaction applies: This transaction applies to (a) the common shares of beneficial interest, par value $0.001 per share ("Common Shares"), of Whitestone REIT (the "Company"); and (b) OP Units of Whitestone REIT Operating Partnership, L.P. (the "Partnership OP Units"). Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of April 8, 2026, by and among the Company, Whitestone REIT Operating Partnership, L.P., AREG Wizard Parent LP, AREG Wizard Intermediate LP, and AREG Wizard Operating Partnership, LP (the "Merger Agreement"). (2) Aggregate number of securities to which transaction applies: As of the close of business on May 1, 2026, the maximum number of Common Shares and Partnership OP Units to which this transaction applies is estimated to be 55,846,522, which consists of (a) 51,393,977 Common Shares entitled to receive the per share Merger Consideration of $19.00; (b) 509,208 Common Shares underlying outstanding restricted common share unit awards subject to time-based vesting as of immediately prior to the Company Merger Effective Time, which may be entitled to receive the per share Merger Consideration of $19.00; (c) 1,395,604 Common Shares that would have vested pursuant to the terms of outstanding restricted performance share unit awards as of immediately prior to the Company Merger Effective Time (which for purposes of calculating the filing fee are considered to have been achieved at the maximum applicable performance based vesting conditions in accordance with the Merger Agreement) and which may be entitled to receive the per share Merger Consideration of $19.00; (d) 1,913,674 Common Shares remaining available for future issuance under the Company's 2018 Long-Term Equity Incentive Ownership Plan; and (e) 634,059 outstanding Partnership OP Units held by third-party limited partners that are entitled to receive the per unit Merger Consideration of $19.00. (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, the underlying value of the transaction was calculated based on the sum of (a) the product of 51,393,977 Common Shares and the per share transaction consideration of $19.00; (b) 509,208 Common Shares underlying outstanding restricted common share unit awards subject to time-based vesting as of immediately prior to the Company Merger Effective Time and the per share Merger Consideration of $19.00; (c) 1,395,604 Common Shares that would have vested pursuant to the terms of outstanding restricted performance share unit awards as of immediately prior to the Company Merger Effective Time and the per share Merger Consideration of $19.00 (assuming performance is achieved at the maximum applicable performance based vesting condition in accordance with the Merger Agreement); (d) 1,913,674 Common Shares remaining available for future issuance under the Company's 2018 Long-Term Equity Incentive Ownership Plan and the per share Merger Consideration of $19.00; and (e) 634,059 outstanding Partnership OP Units held by third-party limited partners that are entitled to receive the per unit Merger Consideration of $19.00. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.